Earnings (Loss) Per Share (EPS) - Diluted EPS Common Shares (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) Per Share (EPS) [Abstract]
Net (loss) / income available to common shares	$ (3,822)	$ 13,176,164	$ 12,953,386
Less: Series B-1 Preferred Shares dividends		(1,238,516)
Less: Redemption of preferred shares		(1,762,511)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares		864,133
Less: Income attributable to non-vested share awards			(103,947)
Net (loss) / income available to common shareholders	$ (3,822)	$ 11,039,270	$ 12,849,439
Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	17,980,980	15,433,519
Effect of Series B-1 Preferred Shares, if converted to common shares		2,415,653
Weighted average number of capital stock / common shares outstanding, diluted	100	20,396,633	15,433,519
Net (loss)/ income per capital stock / common share, diluted	$ (38.22)	$ 0.54	$ 0.83